Goodwill And Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Gross Intangible Asset	$ 57,104	$ 52,476	$ 30,964
Accumulated Amortization	(33,951)	(28,612)	(12,982)
Valuation Allowance	(81)	(1,705)	(729)
Net Intangible Assets	23,072	22,159	17,253
Mortgage Servicing Rights
Goodwill [Line Items]
Gross Intangible Asset	42,466	37,838	21,577
Accumulated Amortization	(27,804)	(24,107)	(10,042)
Valuation Allowance	(81)	(1,705)	(729)
Net Intangible Assets	14,581	12,026	10,806
Core Deposit Premium
Goodwill [Line Items]
Gross Intangible Asset	14,338	14,338	9,087
Accumulated Amortization	(6,074)	(4,455)	(2,920)
Valuation Allowance	0	0
Net Intangible Assets	8,264	9,883	6,167
Other
Goodwill [Line Items]
Gross Intangible Asset	300	300	300
Accumulated Amortization	(73)	(50)	(20)
Valuation Allowance	0	0
Net Intangible Assets	$ 227	$ 250	$ 280